CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

11. CONTRACT LIABILITIES

	As of December 31,
	2024	2025
	HK$	HK$

Current
Advisory service fees	30,000	3,421,720

Non-current
Advisory service fees	-	881,335

Schedule of contract liabilities were as follows:

	As of December 31,
	2024	2025
	HK$	HK$

At beginning of the fiscal year	-	30,000
Billed during the fiscal year	360,000	7,243,440
Revenue recognized during the fiscal year	(330,000)	(2,970,385)
At end of the fiscal year	30,000	4,303,055

As of December 31, 2024, the contract liabilities of HK$30,000 represented upfront consideration received for an advisory engagement for which the related performance obligation was satisfied within one month after year end.

As of December 31, 2025, the Group’s remaining performance obligations related to contract liabilities consist of financial advisory services. The current portion of contract liabilities of HK$3,421,720 represented consideration received for financial advisory services that are expected to be recognized as revenue within the next twelve months. The non-current portion of contract liabilities of HK$881,335 represented consideration received for financial advisory services that are expected to be recognized as revenue over a period of 13 to 16 months from the reporting date, based on the contractual service periods specified in the respective advisory agreements.